Risk and Capital Management - Maximum Exposure of Other financial assets Segregated by Business Sector (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 752,920,000,000	R$ 705,674,000,000
Other financial assets percentage	100.00%	100.00%
Public sector [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 330,730,000,000	R$ 327,932,000,000
Other financial assets percentage	43.90%	46.50%
Services [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 92,562,000,000	R$ 84,191,000,000
Other financial assets percentage	12.30%	11.90%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 23,072,000,000	R$ 19,804,000,000
Other financial assets percentage	3.10%	2.80%
Financial [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 306,556,000,000	R$ 273,747,000,000
Other financial assets percentage	40.70%	38.80%